Statement of cash flows - Schedule of reconciliation of profit before tax to cash generated from operation (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of cash flow
Operating profit	£ 2,323	£ 1,884	£ 1,525	£ 2,101	£ 1,964
Share of results of joint ventures	(19)	(29)	(15)
Amortisation of acquired intangible assets	294	297	376
Amortisation of internally developed intangible assets	309	295	319
Amortisation of pre-publication cost	72	60	62
Depreciation of property, plant and equipment	47	52	60
Depreciation of right-of-use assets	63	80	88
Share based remuneration	46	45	25
Total non-cash items	831	829	930
Increase in inventories and pre-publication costs	(103)	(73)	(80)
(Increase)/decrease in receivables	(251)	(103)	149
(Decrease)/increase in payables	280	(32)	(245)
Increase in working capital	(74)	(208)	(176)
Cash generated from operations	£ 3,061	£ 2,476	£ 2,264